Note 25 Consolidated Income Statement Impact (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated income statement impact [Line Items]
Interest Income And Expense Post employment and other employee benefit commitments		€ 118	€ 138	€ 133
Interest Expenses Benefit Commitments		487	494	444
Interest Income Benefit Commitments		(369)	(356)	(311)
Personnel expense consolidated income statement impact		205	215	188
Post-employment benefit expense, defined contribution plans		152	158	139
Post-employment benefit expense, defined benefit plans		43	51	49
Other personnel expense consolidated income statement impact		10	6	0
Net Provisions post employment and other employee benefit commitments		2	3	31
Early Retirement Expense		0	0	0
Past service cost expense on income statement		6	7	36
Remeasurements on income statement	[1]	(5)	(5)	(7)
Other provision expense impact on income statement		1	1	2
Total consolidated income statement impact		€ 325	€ 355	€ 352

[1]
(1) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.13).